LEASES (Schedule of Lease Obligation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Lease Receivable
Adjustment upon adoption of IFRS 16, April 1, 2019	$ 534	$ 447
Addition		238
Interest accrual	24	27
Interest received or paid	(24)	(27)
Principal repayment	(196)	(118)
Foreign exchange impact	58	(33)
Balance, March 31, 2021	396	534
Less: Current portion	(213)	(186)
Non-current portion	183	348
Lease Obligations
Adjustment upon adoption of IFRS 16, April 1, 2020	2,069	1,463
Addition		1,239
Interest accrual	95	112
Interest received or paid	(95)	(112)
Principal repayment	(563)	(503)
Foreign exchange impact	235	(130)
Balance, March 31, 2021	1,741	2,069
Less: Current portion	(657)	(567)
Non-current portion	$ 1,084	$ 1,502